Expense Example - Pharmaceuticals UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	662	1,171	2,567	281	961	1,665	3,534